Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information to explain the annual Compensation Actually Paid ("CAP") of our principal executive officer (the CEO); the average CAP of the other NEO; the Company’s cumulative total shareholder return (“TSR”); TSR for our self-selected peer group (the NASDAQ Industrial Transportation Index); Net Income; and that financial performance measure that we have determined most directly links operational performance to compensation actually paid to the our NEOs for the most recently completed fiscal year.

CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year due to the impact of LTI within our pay program.

The following tables set forth information regarding CEO and average NEO CAP versus financial and operational performance for the year ended December 31, 2022; the measures that we deem to be most important when determining executive compensation; and a comparison of absolute CAP to the CEO and the average CAP to the NEO versus TSR for our Company and our select peer group and our Company’s Net Income and Operating Income:

					Value of Initial Fixed $100 Investment Based On:			Company-Selected
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)(5)(6)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (2)(3)(5)(6)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income ($000)	Measure (CSM) Operating Income ($000)
2022	$10,833,047	$8,783,033	$6,675,790	$5,871,073	$137.78	$140.02	$1,360,605	$1,824,371
2021	$13,026,304	$17,822,709	$8,197,868	$10,080,541	$175.94	$165.47	$1,418,845	$1,909,326
2020	$7,405,851	$11,306,974	$4,440,906	$5,523,104	$123.45	$130.86	$698,214	$940,437

(1)
Mr. Jeffrey S. Musser was the CEO in 2020, 2021 and 2022.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.
(3)
In 2020, 2021 and 2022, the other NEOs were Messrs.: Eugene K. Alger, Daniel R. Wall, Richard H. Rostan and Bradley S. Powell.
(4)
Total Shareholder Return is determined based on the value of initial fixed investment of $100. The Peer Group Total Shareholder Return uses the NASDAQ Transportation Index.
(5)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of 200% of performance criteria for purposes of CAP compared to 100% at grant date.
(6)
At year-end 2020, PSUs granted in 2018 and 2020 were remeasured assuming achievement of 200% of performance criteria for purposes of CAP compared to 100% at grant date.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,878)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Jeffrey S. Musser was the CEO in 2020, 2021 and 2022.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.
(3)
In 2020, 2021 and 2022, the other NEOs were Messrs.: Eugene K. Alger, Daniel R. Wall, Richard H. Rostan and Bradley S. Powell.

Peer Group Issuers, Footnote [Text Block]	(4) Total Shareholder Return is determined based on the value of initial fixed investment of $100. The Peer Group Total Shareholder Return uses the NASDAQ Transportation Index.
PEO Total Compensation Amount	$ 10,833,047	$ 13,026,304	$ 7,405,851
PEO Actually Paid Compensation Amount	$ 8,783,033	17,822,709	11,306,974
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,878)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Non-PEO NEO Average Total Compensation Amount	$ 6,675,790	8,197,868	4,440,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,871,073	10,080,541	5,523,104
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The following table details these adjustments

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2022	CEO	$10,833,047	(2,895,962)	2,970,034	(784,213)	(1,339,873)	—	$8,783,033
	Other NEO	$6,675,790	(1,136,182)	1,015,272	(307,878)	(375,930)	—	$5,871,073
2021	CEO	$13,026,304	(2,896,946)	3,448,567	2,027,805	2,216,979	—	$17,822,709
	Other NEO	$8,197,868	(1,136,891)	1,353,375	796,050	870,139	—	$10,080,541
2020	CEO	$7,405,851	(2,406,138)	4,769,250	622,974	915,037	—	$11,306,974
	Other NEO	$4,440,906	(944,456)	1,871,983	244,461	(89,790)	—	$5,523,104

Equity Valuation Assumption Difference, Footnote [Text Block]
(5)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of 200% of performance criteria for purposes of CAP compared to 100% at grant date.
(6)
At year-end 2020, PSUs granted in 2018 and 2020 were remeasured assuming achievement of 200% of performance criteria for purposes of CAP compared to 100% at grant date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Absolute Pay vs TSR Alignment

Absolute Pay vs TSR Alignment TSR $1,40,00,000 $1,20,00,000 $1,00,00,000 $80,00,000 $60,00,000 $40,00,000 $20,00,000 $0 Compensation 240 220 200 180 160 140 120 100 2020 2021 2022 CEO Compensation Actually Paid NEO Average Compensation Actually Paid EXPD TSR NASDAQ TRAN TSR Operating Income(1)

(1)
Operating Income indexed to base 100 from 2019.

Tabular List [Table Text Block]

Most Important Performance Measures for Determining Executive Compensation
Operating Income
Earnings per Share
Net Revenues (non-GAAP)

Total Shareholder Return Amount	$ 137.78	175.94	123.45
Peer Group Total Shareholder Return Amount	140.02	165.47	130.86
Net Income (Loss)	$ 1,360,605,000	$ 1,418,845,000	$ 698,214,000
Company Selected Measure Amount	1,824,371,000	1,909,326,000	940,437,000
PEO Name	Mr. Jeffrey S. Musser	Mr. Jeffrey S. Musser	Mr. Jeffrey S. Musser
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues (non-GAAP)
PEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,895,962)	$ (2,896,946)	$ (2,406,138)
PEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,970,034	3,448,567	4,769,250
PEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(784,213)	2,027,805	622,974
PEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,339,873)	2,216,979	915,037
PEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment Type One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,136,182)	(1,136,891)	(944,456)
Non-PEO NEO [Member] | Adjustment Type Two [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,015,272	1,353,375	1,871,983
Non-PEO NEO [Member] | Adjustment Type Three [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(307,878)	796,050	244,461
Non-PEO NEO [Member] | Adjustment Type Four [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,930)	870,139	(89,790)
Non-PEO NEO [Member] | Adjustment Type Five [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0